RELATED PARTY TRANSACTIONS - Revenues (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Transactions with related parties
Total	Rp 8,874	Rp 8,955	Rp 10,335
% of total revenues	5.96%	6.10%	7.22%
Ministry of Finance
Transactions with related parties
Total	Rp 174	Rp 199	Rp 212
% of total revenues	0.12%	0.14%	0.15%
Entities under common control
Transactions with related parties
Total	Rp 8,562	Rp 8,698	Rp 10,074
% of total revenues	5.74%	5.92%	7.04%
Government agencies
Transactions with related parties
Total	Rp 3,235	Rp 3,029	Rp 5,598
% of total revenues	2.17%	2.06%	3.91%
Indosat
Transactions with related parties
Total	Rp 2,195	Rp 1,923	Rp 1,056
% of total revenues	1.47%	1.31%	0.74%
Pertamina
Transactions with related parties
Total	Rp 755	Rp 752	Rp 631
% of total revenues	0.51%	0.51%	0.44%
MoCI
Transactions with related parties
Total	Rp 516	Rp 791	Rp 284
% of total revenues	0.35%	0.54%	0.20%
BNI
Transactions with related parties
Total	Rp 509	Rp 493	Rp 404
% of total revenues	0.34%	0.33%	0.28%
BRI
Transactions with related parties
Total	Rp 190	Rp 104	Rp 341
% of total revenues	0.13%	0.07%	0.24%
Bank Mandiri
Transactions with related parties
Total	Rp 156	Rp 180	Rp 212
% of total revenues	0.10%	0.12%	0.15%
Taspen.
Transactions with related parties
Total	Rp 106	Rp 56	Rp 53
% of total revenues	0.07%	0.04%	0.04%
Others, (each below Rp100 billion)
Transactions with related parties
Total	Rp 900	Rp 1,370	Rp 1,495
% of total revenues	0.60%	0.94%	1.04%
Associated companies
Transactions with related parties
Total	Rp 8	Rp 6	Rp 16
% of total revenues	0.01%	0.00%	0.01%
Others related entities
Transactions with related parties
Total	Rp 130	Rp 52	Rp 33
% of total revenues	0.09%	0.04%	0.02%